STOCKHOLDERS' EQUITY (DEFICIT) (Details 2) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2015	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Nonvested, beginning	1,663,696	1,448,905	600,295
Granted	161,000	570,000	2,170,540
Vested	(359,965)	(1,122,984)	(1,107,139)
Forfeited or expired	(15,826)	(103,195)
Nonvested, ending	1,448,905	792,726	1,663,696
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Nonvested, beginning	$ 0.65	$ 0.67	$ 0.68
Granted	0.60	0.59	0.82
Vested	0.59	0.61	1.00
Forfeited or expired	0.55	0.62
Nonvested, ending	$ 0.67	$ 0.71	$ 0.65